Label	Element	Value
Innovator Premium Income 40 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator Premium Income 40 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 3,100.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.20%
Innovator Premium Income 40 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 40 Barrier ETF - April | S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: 315.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 40 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 3,152.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.80%)